Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Intangible Assets [Abstract]
Schedule of Other Intangible Assets

	December 31, 2015				December 31, 2014
	Gross		Accumulated	Net	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Book	Carrying	Accumulated	Impairment	Book
	Amount	Amortization	Loss	Value	Amount	Amortization	Loss	Value

	(U.S. $ in thousands)
Developed technology	$509,827	$(157,862)	$(203,170)	$148,795	$512,402	$(109,816)	$(11,636)	$390,950
Patents	17,785	(10,008)	-	7,777	15,209	(8,136)	-	7,073
Trademarks and trade names	60,141	(14,463)	(27,698)	17,980	60,046	(9,519)	-	50,527
Customer relationships	150,677	(41,708)	(34,720)	74,249	148,338	(26,219)	-	122,119
Non-compete agreements	10,843	(5,874)	(4,969)	-	10,843	(3,952)	-	6,891
Capitalized software development costs	21,389	(17,351)	(1,379)	2,659	17,290	(14,423)	-	2,867
In process research and development	22,179	-	(21,171)	1,008	20,476	-	(3,000)	17,476
	$792,841	$(247,266)	$(293,107)	$252,468	$784,604	$(172,065)	$(14,636)	$597,903

Schedule of Estimated Future Amortization Expense Relating to Definite Life Intangible Assets
Estimated amortization expense
Year ending December 31,	(U.S. $ in thousands)
2016	$63,041
2017	62,793
2018	59,958
2019	27,573
2020	14,781
Thereafter	23,314
Total	$251,460